Taxes - Deferred Tax Credits (Detail) - SEK (kr) kr in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Deferred Tax Credits [Line Items]
Recognized deferred tax credits tax value	kr 2,042	kr (5,027)
Unrecognized deferred tax credits tax value	946	kr (1,114)
2026 [member]
Disclosure of Deferred Tax Credits [Line Items]
Recognized deferred tax credits tax value	28
Unrecognized deferred tax credits tax value	111
2027 [member]
Disclosure of Deferred Tax Credits [Line Items]
Recognized deferred tax credits tax value	27
Unrecognized deferred tax credits tax value	104
2028 [member]
Disclosure of Deferred Tax Credits [Line Items]
Recognized deferred tax credits tax value	9
Unrecognized deferred tax credits tax value	0
2029 [member]
Disclosure of Deferred Tax Credits [Line Items]
Recognized deferred tax credits tax value	9
Unrecognized deferred tax credits tax value	0
2030 [member]
Disclosure of Deferred Tax Credits [Line Items]
Recognized deferred tax credits tax value	15
Unrecognized deferred tax credits tax value	11
2031 or later [member]
Disclosure of Deferred Tax Credits [Line Items]
Recognized deferred tax credits tax value	1,954
Unrecognized deferred tax credits tax value	kr 720